Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Other	$ 72	$ 104
Interest expense	6,246	3,364
Related party | Anapass
Related Party Transactions
Borrowings	10,082	10,257
Other	212	11
Interest expense	548	389
Related party | Kyeongho Lee
Related Party Transactions
Borrowings	1,474	1,690
Other	182	150
Interest expense	$ 110	$ 140